Stockholders' Equity (Details 4) - Employee Stock Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	292,683	262,683	112,085	85,625
Number exercisable	188,550	124,523
Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.00	$ 7.00
Number Outstanding	5,451	5,451
Weighted average remaining contractual life (years)	9 years 2 months 23 days	9 years 11 months 23 days
Number exercisable
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 8.70	$ 8.70
Number Outstanding	12,000	12,000
Weighted average remaining contractual life (years)	8 years 7 months 2 days	9 years 4 months 2 days
Number exercisable	12,000	7,000
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 9.83	$ 9.80
Number Outstanding	83,647	83,647
Weighted average remaining contractual life (years)	9 years 1 month 20 days	9 years 10 months 21 days
Number exercisable	23,235
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.60	$ 10.60
Number Outstanding	3,600	3,600
Weighted average remaining contractual life (years)	9 years 11 days	9 years 9 months 14 days
Number exercisable	1,200
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 11.70	$ 11.70
Number Outstanding	30,000	30,000
Weighted average remaining contractual life (years)	3 years 10 months 28 days	4 years 7 months 28 days
Number exercisable	30,000	12,500
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 14.98	$ 15.50
Number Outstanding	2,500	25,000
Weighted average remaining contractual life (years)	3 years 2 months 1 day	3 years 11 months 1 day
Number exercisable	2,500	2,500
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 20.00	$ 20.00
Number Outstanding	13,125	13,125
Weighted average remaining contractual life (years)	2 years 6 months 7 days	3 years 3 months 8 days
Number exercisable	13,125	13,125
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.10	$ 21.1
Number Outstanding	15,900	15,900
Weighted average remaining contractual life (years)	7 years 6 months 3 days	8 years 3 months 4 days
Number exercisable	8,700	6,300
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 29.60	$ 29.6
Number Outstanding	4,500	4,500
Weighted average remaining contractual life (years)	5 years 10 months 3 days	6 years 7 months 6 days
Number exercisable	4,500	4,500
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 32.00	$ 32
Number Outstanding	3,000	3,000
Weighted average remaining contractual life (years)	2 months 1 day	11 months 1 day
Number exercisable	3,000	3,000
Exercise Price Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 37.60	$ 37.6
Number Outstanding	4,500	4,500
Weighted average remaining contractual life (years)	6 years 10 months 10 days	7 years 7 months 10 days
Number exercisable	4,500	3,499
Exercise Price Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 40.00	$ 40
Number Outstanding	1,250	1,250
Weighted average remaining contractual life (years)	6 months	1 year 2 months 30 days
Number exercisable	1,250	1,250
Exercise Price Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 41.00	$ 41
Number Outstanding	4,000	4,000
Weighted average remaining contractual life (years)	7 years 7 months 10 days	8 years 4 months 9 days
Number exercisable	3,111	2,111
Exercise Price Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 42.00	$ 42
Number Outstanding	41,250	41,250
Weighted average remaining contractual life (years)	3 years 9 months 22 days	4 years 6 months 21 days
Number exercisable	41,250	41,250
Exercise Price Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 44.80	$ 44.8
Number Outstanding	3,000	3,000
Weighted average remaining contractual life (years)	6 years 10 months 10 days	7 years 7 months 10 days
Number exercisable	3,000	2,250
Exercise Price Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 49.50	$ 49.5
Number Outstanding	22,460	22,460
Weighted average remaining contractual life (years)	5 years 3 months 22 days	6 years 26 days
Number exercisable	18,458	15,182
Exercise Price Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 53.20	$ 53.2
Number Outstanding	8,000	8,000
Weighted average remaining contractual life (years)	7 years 1 month 6 days	7 years 10 months 6 days
Number exercisable	7,555	5,556
Exercise Price Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 61.60	$ 61.6
Number Outstanding	1,500	1,500
Weighted average remaining contractual life (years)	4 years	4 years 9 months
Number exercisable	1,500	1,500
Exercise Price Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 92.00	$ 92
Number Outstanding	3,000	3,000
Weighted average remaining contractual life (years)	4 years	4 years 11 months 1 day
Number exercisable	3,000	3,000
Exercise Price Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.10
Number Outstanding	30,000
Weighted average remaining contractual life (years)	9 years 7 months 6 days
Number exercisable	6,666
Exercise Price Of Ca [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		25,000
Converted Exercise Prices [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		25,000